CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES - Scheduled contractual maturities of debt securities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	$ 132,477	$ 51,363
Within 1 Year	132,477	38,871
After 1 Year through 5 Years		12,492
Commercial paper
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	49,190	19,994
Within 1 Year	49,190	19,994
Corporate debt
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	40,908	16,428
Within 1 Year	40,908	16,428
Asset-backed
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	17,998	12,492
Within 1 Year	17,998
After 1 Year through 5 Years		12,492
U.S. agency securities
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	16,984	749
Within 1 Year	16,984	749
U.S. Treasury
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	6,697	1,000
Within 1 Year	6,697	1,000
Non-U.S. securities
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	700	700
Within 1 Year	$ 700	$ 700